UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein            New York, New York         02/03/05
       -------------------------    ---------------------------     --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                               0
                                                     -----------
Form 13F Information Table Entry Total:
                                                              36
                                                     -----------
Form 13F Information Table Value Total:
                                                        $318,001
                                                     -----------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


No.             Form 13F File Number              Name



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
                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
AAMES INVT CORP MD                    COM       00253G108         594      55,500   SH       SOLE                       55,500
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES          COM       203634100       2,487     214,000   SH       SOLE                      214,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                       COM       060505104      18,688     397,700   SH       SOLE                      397,700
------------------------------------------------------------------------------------------------------------------------------------
BANCORP BK                            COM       05969F104       2,017     126,040   SH       SOLE                      126,040
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A     CL A NON VTG       156432106       9,700     328,800   SH       SOLE                      328,800
------------------------------------------------------------------------------------------------------------------------------------
CENTER BANCORP INC                    COM       151408101       5,244     400,000   SH       SOLE                      400,000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                         COM       172967101      20,660     428,800   SH       SOLE                      428,800
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                           COM NEW   208464883      11,130     557,900   SH       SOLE                      557,900
------------------------------------------------------------------------------------------------------------------------------------
DIME COMMUNITY BANCSHARES             COM       253922108       3,582     200,000   SH       SOLE                      200,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST FED BANCSHARES INC DEL          COM       32021B103       1,377      64,000   SH       SOLE                       64,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC           COM       32190E102      11,186     435,406   SH       SOLE                      435,406
------------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA FINL GP INC             COM        33582V108        176      12,585   SH       SOLE                       12,585
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC                     COM  CL A 37247D106      10,411     385,600   SH       SOLE                      385,600
------------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP                      COM       436926109       3,286     130,300   SH       SOLE                      130,300
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BANCSHARES COR          COM       459044103       7,088     180,000   SH       SOLE                      180,000
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN & CHASE & CO                COM       46625H100      13,080     335,300   SH       SOLE                      335,300
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                           COM       493267108      11,777     347,400   SH       SOLE                      347,400
------------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC                 COM       590188108      14,709     246,100   SH       SOLE                      246,100
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                    COM       635405103      13,375     356,200   SH       SOLE                      356,200
------------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP M          COM       6435EV108      14,047     219,800   SH       SOLE                      219,800
------------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION NY          COM       659424105      14,983     519,344   SH       SOLE                      519,344
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC            COM       649445103       6,685     325,000   SH       SOLE                      325,000
------------------------------------------------------------------------------------------------------------------------------------
PMI GP INC                            COM       69344M101       9,903     237,200   SH       SOLE                      237,200
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC              COM       743868101       6,180     214,525   SH       SOLE                      214,525
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD                        COM       G73018106       5,924     235,000   SH       SOLE                      235,000
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC                  CL A      761195205       3,387     104,229   SH       SOLE                      104,229
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINANACIAL CORP NEW           COM       7591EP100      13,142     369,269   SH       SOLE                      369,269
------------------------------------------------------------------------------------------------------------------------------------
SUSSEX BANCORP                        COM       869245100       1,649     105,000   SH       SOLE                      105,000
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD                 ORD       G7885T104      17,539     677,200   SH       SOLE                      677,200
------------------------------------------------------------------------------------------------------------------------------------
SNB BANCSHARES INC TEX                COM       78460M209       4,955     335,900   SH       SOLE                      335,900
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA          COM       84751T309       6,603     695,000   SH       SOLE                      695,000
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                         COM       872449103       6,830     269,200   SH       SOLE                      269,200
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                      COM       908906100      18,254     283,100   SH       SOLE                      283,100
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                         COM       902788108       9,440     166,600   SH       SOLE                      166,600
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP-DEL                        COM NEW   902973304      13,145     419,700   SH       SOLE                      419,700
------------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP             COM       970646105       4,768     611,300   SH       SOLE                      611,300
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